AllianzGI International Growth Fund
AllianzGI International Growth Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated March 27, 2017 to the

Statutory Prospectus Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class Shares of Allianz Funds Multi-Strategy Trust

Dated February 1, 2017

Disclosure Relating to AllianzGI International Growth Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI International Growth Fund		Class A	Class T	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	2.50%	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI International Growth Fund		Class A	Class T	Institutional Class
Management Fees	[1],[2]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses	[2]	5.31%	5.31%	4.38%
Total Annual Fund Operating Expenses		6.26%	6.26%	5.08%
Expense Reductions	[2],[3]	(5.21%)	(5.21%)	(4.28%)
Total Annual Fund Operating Expenses After Expense Reductions	[2],[3]	1.05%	1.05%	0.80%
[1]	"Management Fees" have been restated to reflect current advisory fees.
[2]	Effective April 1, 2017, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 0.80% contractual fee rate by 0.10% to 0.70%. Additionally, the Manager has contractually agreed to observe, through March 31, 2018, an additional 0.05% waiver of the Fund's Other Expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual arrangement entered into by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to waive its management fee and/or reimburse the Fund through March 31, 2018, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses (after giving effect to the fee waiver referred to in the preceding sentence), exceed 1.05% for Class A shares, 1.05% for Class T shares and 0.80% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	651	1,866	3,050	5,882
Class T	354	1,607	2,829	5,751
Institutional Class	82	1,140	2,196	4,829

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	651	1,866	3,050	5,882
Class T	354	1,607	2,829	5,751
Institutional Class	82	1,140	2,196	4,829

Please retain this Supplement for future reference.